UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report: February 11, 2026

Exact name of securitizer as specified in its charter:  Credit Suisse Commercial Mortgage Securities Corp.

Commission File Number of securitizer: 025-02508

Central Index Key Number of securitizer: 0001654060

Russell Moy, Authorized Signatory, (212) 325-2000

 Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): _________________

_______________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure(1)

No Activity to Report.

(1) The scope of this Form ABS-15G is limited to transactions in which Credit Suisse Commercial Mortgage Securities Corp. is the depositor, and the sponsor is either (i) not an affiliate of Credit Suisse Commercial Mortgage Securities Corp. or (ii) an affiliate of Credit Suisse Commercial Mortgage Securities Corp. that will not file a Form ABS-15G covering the related transactions.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 11, 2026	CREDIT SUISSE COMMERCIAL MORTGAGE SECURITIES CORP. (Securitizer)

	By:	/s/ Russell Moy
		Name:	Russell Moy
		Title:	Authorized Signatory

By:	/s/ Dmitriy Kogan
	Name:	Dmitriy Kogan
	Title:	Authorized Signatory